Derivative Warrant Liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Warrants [Abstract]
Beginning balance	$ 15,709,460
Warrants, Beginning balance	21,229,000
Issuance of warrants in connection with merger (note 25)		$ 16,983,200
Warrants, Issuance of warrants in connection with merger (note 25)		21,229,000
Fair value remeasurement of derivative warrant liability		$ (1,273,740)
Warrants, Fair value remeasurement of derivative warrant liability
Conversion to equity (ordinary shares) upon exercise of warrants	$ 74
Warrants, Conversion to equity (ordinary shares) upon exercise of warrants	100
Revaluation of derivative warrant liability	$ (5,307,225)
Warrants, Revaluation of derivative warrant liability
Ending balance	$ 10,402,161	$ 15,709,460
Warrants, Ending balance	21,228,900	21,229,000